Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Expenses:
Formation and operating costs	$ 614,748	$ 499,621	$ 1,268,479	$ 806,041	$ 1,598,013		$ 13,782
Franchise taxes	50,000	100,000	100,000	100,000	200,000
Loss from operations	(664,748)	(599,621)	(1,368,479)	(906,041)	(1,798,013)		(13,782)
Other income
Interest income					969
Interest income on marketable securities held in Trust Account	842,756	118,795	1,789,672	127,088	1,268,362
Change in fair value of warrant liability	(113,469)		92,713
Amortization of debt discount	(314,479)		(499,058)
Dividend income	2,262	130	4,001	130
Interest expense	(64,671)		(93,156)
Total Other Income	579,337	118,925	1,294,172	127,218	1,269,331
Loss before income taxes	(85,411)	(480,696)	(74,307)	(778,823)	(528,682)		(13,782)
Income tax provision	(147,392)		(336,110)		(221,665)
Net Loss	$ (232,803)	$ (480,696)	$ (410,417)	$ (778,823)	$ (750,347)		$ (13,782)
Redeemable Common Stock
Other income
Weighted average share outstanding, basic (in Shares)	6,612,930	8,625,000	7,618,965	6,433,011	7,538,014
Net income (loss) per share of common stock – basic (in Dollars per share)	$ 0.02	$ (0.04)	$ 0.03	$ (0.08)	$ (0.02)
Non-Redeemable Common Stock
Other income
Weighted average share outstanding, basic (in Shares)	3,006,250	3,006,250	3,006,250	2,950,180	2,978,445	[1]	2,500,000	[1]
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (0.11)	$ (0.05)	$ (0.21)	$ 0.1	$ (0.19)		$ (0.01)

[1]	This number for the year ended December 31, 2021 excludes an aggregate of up to 375,000 shares of common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriter (see Note 4).